FAIR VALUE MEASUREMENT - Foreign currency forward and collar contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / $ $ / $ R$ / $	Dec. 31, 2021 USD ($)
Derivative Contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	$ 17.5	$ 26.9
Foreign currency forward and collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	1.3	(3.5)
Brazilian real zero cost collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	1.7	(3.8)
Brazilian real zero cost collar contracts | Not Later Than One Year [Member]
Financial Instruments
Foreign currency net working capital	98.4
Brazilian real zero cost collar contracts | 2025
Financial Instruments
Foreign currency net working capital	27.6
Brazilian real zero cost collar contracts | From 2022 to 2024
Financial Instruments
New derivative contracts	30.0
Canadian dollar forward buy contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	(0.6)	1.3
Canadian dollar forward buy contracts | Not Later Than One Year [Member]
Financial Instruments
Foreign currency net working capital	$ 41.4
Average price | $ / $	1.33
Canadian dollar forward buy contracts | From 2022 to 2023
Financial Instruments
Average price | $ / $	1.35
New derivative contracts	$ 26.4
Chilean peso zero cost collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	0.2	$ (1.4)
Chilean peso zero cost collar contracts | Not Later Than One Year [Member]
Financial Instruments
Foreign currency net working capital	$ 42.0
Put | Brazilian real zero cost collar contracts | Not Later Than One Year [Member]
Financial Instruments
Average price | R$ / $	5.15
Put | Brazilian real zero cost collar contracts | 2025
Financial Instruments
Average price | R$ / $	5.55
Put | Brazilian real zero cost collar contracts | From 2022 to 2024
Financial Instruments
Average price | R$ / $	5.20
Put | Chilean peso zero cost collar contracts | Not Later Than One Year [Member]
Financial Instruments
Average price | $ / $	810
Call | Brazilian real zero cost collar contracts | Not Later Than One Year [Member]
Financial Instruments
Average price | R$ / $	7.06
Call | Brazilian real zero cost collar contracts | 2025
Financial Instruments
Average price | R$ / $	9.01
Call | Brazilian real zero cost collar contracts | From 2022 to 2024
Financial Instruments
Average price | R$ / $	6.40
Call | Chilean peso zero cost collar contracts | Not Later Than One Year [Member]
Financial Instruments
Average price | $ / $	1,040